Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Real Estate Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Institutional Class
Trading Symbol	MXSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.52%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 3.67% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was affected by supportive monetary policy as the Federal Reserve resumed rate cuts to respond to labor market weakness, which benefited real estate stocks. Welltower Inc., a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance due to increased occupancy levels and successful acquisitions. Prologis Inc., a logistics REIT, also contributed to performance as demand increased for more efficient distribution network solutions. Equinix, a data center REIT, detracted the most from performance as revenues slowed amid delays with business-to-business deal activity. Alexandria, an office REIT focused on life sciences, was also a detractor following the recognition of a significant non-cash impairment charge in the third quarter.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Institutional Class/MXSFX)	3.52%	6.31%	4.50%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%
(a)Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,246,000,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 1,246M
Total number of portfolio holdings	105
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Real Estate Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Investor Class
Trading Symbol	MXREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Real Estate Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 3.16%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 17.15% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 3.67% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance was affected by supportive monetary policy as the Federal Reserve resumed rate cuts to respond to labor market weakness, which benefited real estate stocks. Welltower Inc., a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance due to increased occupancy levels and successful acquisitions. Prologis Inc., a logistics REIT, also contributed to performance as demand increased for more efficient distribution network solutions. Equinix, a data center REIT, detracted the most from performance as revenues slowed amid delays with business-to-business deal activity. Alexandria, an office REIT focused on life sciences, was also a detractor following the recognition of a significant non-cash impairment charge in the third quarter.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Investor Class/MXREX)	3.16%	5.95%	4.13%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Dow Jones U.S. Select REIT Index	3.67%	6.65%	4.81%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,246,000,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,246M
Total number of portfolio holdings	105
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Welltower Inc REIT	11.63%
Prologis Inc REIT	10.83%
Equinix Inc REIT	6.87%
Simon Property Group Inc REIT	5.52%
Realty Income Corp REIT	4.73%
Digital Realty Trust Inc REIT	4.56%
Public Storage REIT	3.74%
Ventas Inc REIT	3.32%
Extra Space Storage Inc REIT	2.53%
AvalonBay Communities Inc REIT	2.34%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.